GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2017
Segment Reporting [Abstract]
Schedule of Revenue from External Customers and Long-Lived Assets, by Geographical Areas [Table Text Block]
The following presents total revenues for the years ended December 31, 2015, 2016 and 2017 and long-lived assets as of December 31, 2015, 2016 and 2017.

	2015		2016		2017
	Total	Long- lived	Total	Long- lived	Total	Long- lived
	revenues	assets	revenues	assets	revenues	assets

Israel	$6,414	$3,836	$6,061	$3,625	$2,221	$3,569
Americas, principally the U.S.	72,079	96	74,161	95	81,051	96
Europe	38,873	79	39,134	68	49,229	106
Far East	22,393	79	26,215	79	24,238	64

	$139,759	$4,090	$145,571	$3,867	$156,739	$3,835

Revenue from External Customers by Products and Services [Table Text Block]
Total revenues from external customers divided on the basis of the Company's product lines are as follows:

	Year Ended December 31,
	2015	2016	2017

Technology	$15,965	$13,649	$13,603
Networking	123,794	131,922	143,136

	$139,759	$145,571	$156,739